Term deposits and other financial assets	12 Months Ended
Dec. 31, 2023
Term Deposits
Term deposits and other financial assets
12 Term deposits and other financial assets
Term deposits and other financial assets are comprised of the following:

	As of December 31,
In thousands of USD	2022	2023
Financial assets at fair value through profit or loss	38,646	—
Financial assets at fair value through OCI	116,116	84,023
Short term deposits - banks	1,084	1,065
Term Deposits and other financial assets	155,846	85,088
Deposits represent interest bearing deposits with a commercial bank for a fixed period of more than 3 months.
Other financial assets comprised the following:

	As of December 31,
In thousands of USD	2022	2023
Current financial assets measured at fair value through profit or loss	38,646	—
Current financial assets measured at fair value through other comprehensive income	116,116	84,023
Other financial assets – current	154,762	84,023
Financial assets measured at fair value through other comprehensive income comprise investments in listed investment grade bonds, via a discretionary account managed by Citi Private Bank, with the objective of maintaining capital and obtaining benchmark yields. The Group holds these investments under a “hold to collect and sell” business model as defined under IFRS 9. Interest income from financial assets at fair value through OCI are disclosed in Note 28. The reduction in the amount of the assets occurred throughout 2023, is explained by the sale of listed investment grade bonds and the fair value loss.
Financial assets measured at fair value through profit or loss comprise investments in securities, with the objective of obtaining returns in line with specific market benchmarks. Fair value variances are disclosed in Note 28. These financial assets were fully disposed of in 2023.
Other financial assets are presented as current whenever maturity of the investments is within 12 months of the reporting date or if management expects to sell the asset within 12 months.
Fair value reserve
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2021	(3,941)
Changes in fair value of financial assets	(12,051)
Deferred tax assets on fair value loss through other comprehensive income	4,124
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	2,290
Changes in allowance for expected credit losses - reversal	(35)
Changes recognized in other comprehensive income of the period (Note 16)	(5,672)
Balance as of December 31, 2022	(9,613)
Changes in fair value of financial assets	1,970
Deferred tax assets on fair value loss through other comprehensive income	(2,066)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,908
Changes in allowance for expected credit losses - reversal	(19)
Changes recognized in other comprehensive income of the period (Note 16)	3,793
Balance as of December 31, 2023	(5,820)
Allowance for expected credit losses
The movement of allowance for expected credit losses (“ECL”) of other financial assets measured at fair value through other comprehensive income is as follows:

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2021	88
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(35)
Total changes in allowance for expected credit losses	(35)
Balance as of December 31, 2022	53
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(19)
Total changes in allowance for expected credit losses	(19)
Balance as of December 31, 2023	34